Share-Based Compensation (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 04, 2018	Feb. 29, 2016	Jul. 31, 2019	Jul. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units outstanding			76,732,334	68,248,158
Share-based compensation			$ 1,387,000	$ 1,525,000
Options issued to purchase common stock			6,354,792
Options expirations term			4 years 7 months 6 days
Weighted average exercise price			$ 1.04
Weighted average contractual term			4 years 3 months 26 days
Weighted average grant date fair value for options granted			$ 0.52	$ 0.44
Unrecognized compensation cost of unvested stock option grants			$ 312,000
Weighted-average contractual term of expected to vest			1 year 10 months 17 days
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock			200,000
Option vested description			The options vest over a two year period and carry a ten year term
Board of Directors [Member] | Business Development Activities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock			100,000
Option vested description			The options vest monthly over a two year period and carry a five year term.
Employees, Directors and Consultants [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation				$ 203,000
Options issued to purchase common stock				2,245,000
Option vested description				The options vest between one and two years and carry a term between five and ten years.
Number of share options expiration terms extended				740,000
Options expirations term				3 years
2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares increase under the plan		4,000,000
Share-based compensation, expiration date		Feb. 04, 2026
Contractual life vesting periods		10 years
Number of shares available for issuance under the plan			1,153,000
2017 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life vesting periods			10 years
Number of shares available for issuance under the plan			2,071,000
Common stock, shares reserved			5,000,000
Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares not expected to vest				300,000
Unvested restricted stock units outstanding				1,912,500
Shares expected to vest				456,250
Unrecognized non-cash compensation costs			$ 207,000
Unrecognized non-cash compensation costs, weighted average period			1 year 9 months 18 days
Restricted stock units outstanding			1,912,500
RSUs vested and non-delivered underlying common stock			1,456,250
Share-based compensation			$ 1,062,000	$ 834,000
Restricted Stock Units RSU [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, share-based compensation			725,000	450,000
Share-based compensation, vesting period			2 years
Share-based payment award, expiration period			10 years
Restricted stock units vested percentage				50.00%
Restricted Stock Units RSU [Member] | Tom Myers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, share-based compensation	500,000
Share-based compensation, vesting period	3 years
Restricted Stock Units RSU [Member] | Third-Party Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, share-based compensation				300,000
Share-based compensation description				We issued 300,000 performance based RSUs to third-party consultants. We currently do not expect the 300,000 RSUs to vest.
Restricted Stock Units RSU [Member] | Mr. Pfanzelter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares units vested amount			$ 489,000